Condensed Financial Information (Parent Company) (Investment in Subsidiaries - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Value, Issued	$ 0	$ 1
Common Stock, Value, Issued	12	12
Parent Company
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	85,977	88,152
Preferred Stock, Value, Issued	0	1
Common Stock, Value, Issued	12	12
Returns of capital from subsidiaries	4,284	6,308	$ 0
Capital contributions to subsidiaries	4,120	6,388	$ 121
Parent Company | Project Flag [Member]
Condensed Financial Statements, Captions [Line Items]
Returns of capital from subsidiaries		5,700
Capital contributions to subsidiaries		5,700
Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries		2,000
Metlife Reinsurance Company of Vermont | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	50	350
MetLife Reinsurance Company of Delaware | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	45	$ 95
MetLife Reinsurance Company Of South Carolina | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries	$ 25